SUBSEQUENT EVENTS (Narrative) (Details)	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 16, 2026 Shares $ / shares	Mar. 30, 2026 CAD ($) shares Shares	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 $ / shares	Dec. 31, 2025 shares	Dec. 31, 2025 Shares	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 $ / shares	Dec. 31, 2024 shares	Dec. 31, 2024 Shares
Disclosure of non-adjusting events after reporting period [line items]
Number of share options granted | shares					150,000				1,325,000
Exercise price of share options granted | $ / shares				$ 5.72				$ 0.42
Number of stock options exercised					1,581,250	1,581,250			560,000	560,000
Shares issued for options exercised | $			$ 658,750				$ 224,000
Proceeds from stock options exercised | $			$ 658,750				$ 224,000
Restricted share units ("RSUs") [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of units granted						2,854,800				800,000
Performance share units ("PSUs") [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of units granted						800,000
Subsequent events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of share options granted	600,000
Exercise price of share options granted | $ / shares	$ 7.85
Number of stock options exercised | shares		227,500
Shares issued for options exercised | $		$ 93,125
Proceeds from stock options exercised | $		$ 50,000
Subsequent events [Member] | Restricted share units ("RSUs") [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of units granted		1,582,000
Number of shares issued on settlement of restricted share units | shares		557,500
Subsequent events [Member] | Performance share units ("PSUs") [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of units granted	850,000
Number of shares issued on settlement of performance share units | shares		125,000